RISK MANAGEMENT - Concentrations of credit risk - Concentration by sector (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 206,447,165	$ 182,128,114
Loan portfolio
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 206,447,165	$ 182,128,114
Loans and Receivables, Percentage	100.00%	100.00%
Loan portfolio | Consumer services
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 96,436,401	$ 84,790,144
Loans and Receivables, Percentage	47.00%	47.00%
Loan portfolio | Commercial services
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 45,363,824	$ 37,925,996
Loans and Receivables, Percentage	22.00%	21.00%
Loan portfolio | IFRS Construction [Member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 13,723,891	$ 11,550,042
Loans and Receivables, Percentage	7.00%	6.00%
Loan portfolio | Food, beverage and tobacco
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 9,765,741	$ 8,941,375
Loans and Receivables, Percentage	5.00%	5.00%
Loan portfolio | Transportation and communications
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 7,300,885	$ 6,504,746
Loans and Receivables, Percentage	4.00%	4.00%
Loan portfolio | Public services
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 5,628,741	$ 5,470,918
Loans and Receivables, Percentage	3.00%	3.00%
Loan portfolio | Chemical production
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 5,867,117	$ 5,847,362
Loans and Receivables, Percentage	3.00%	3.00%
Loan portfolio | Other industrial and manufacturing products
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 5,936,370	$ 5,309,003
Loans and Receivables, Percentage	3.00%	3.00%
Loan portfolio | Agricultural
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 5,375,932	$ 4,563,455
Loans and Receivables, Percentage	3.00%	2.00%
Loan portfolio | Government
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 4,972,124	$ 4,905,685
Loans and Receivables, Percentage	2.00%	3.00%
Loan portfolio | Trade and tourism
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 2,893,042	$ 2,475,550
Loans and Receivables, Percentage	1.00%	1.00%
Loan portfolio | Mining products and oil
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 941,577	$ 1,520,420
Loans and Receivables, Percentage	0.00%	1.00%
Loan portfolio | Other
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 2,241,520	$ 2,323,418
Loans and Receivables, Percentage	1.00%	1.00%